SUPPLEMENT TO THE
FIDELITY STRATEGIC INCOME FUND
A FUND OF FIDELITY SCHOOL STREET TRUST

FEBRUARY 28, 2000

STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 24.

J. MICHAEL COOK (57), Member of the Advisory Board (2000). Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP, Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as an Executive in Residence of the Columbia Business School and as a Director of Dow Chemical Company
(2000), HCA - The Healthcare Company (1999), and Children First
(1999). He is a member of the Executive Committee of the Securities Regulation Institute, a member of the Advisory Board of Boardroom Consultants, past chairman and a member of the Board of Catalyst (a leading organization for the advancement of women in business), and a Director of the STAR Foundation (Society to Advance the Retarded and Handicapped). He also serves as a member of the Board and Executive Committee and as Co-Chairman of the Audit and Finance Committee of the Center for Strategic & International Studies, a member of the Board of Overseers of the Columbia Business School, and a Member of the Advisory Board of the Graduate School of Business of the University of Florida.

MARIE L. KNOWLES (53), Member of the Advisory Board (2000). Beginning in 1972, Ms. Knowles served in various positions with Atlantic Richfield Company (ARCO) (diversified energy) including Executive Vice President and Chief Financial Officer (1996-2000); Director (1996-1998); and Senior Vice President (1993-1996). In addition, Ms. Knowles served as President of ARCO Transportation Company (1993-1996). She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and America West Holdings Corporation (aviation and travel services, 1999). Ms. Knowles also serves as a member of the National Board of the Smithsonian Institution and she is a trustee of the Brookings Institution.

THE FOLLOWING INFORMATION HAS BEEN REMOVED FROM THE "TRUSTEES AND
OFFICERS" SECTION BEGINNING ON PAGE 24.

BART A. GRENIER (40), is Vice President of certain High Income Bond Funds (1997 through February 29, 2000). Mr. Grenier rejoined Fidelity in August 1997 from DDJ Capital Management, LLC, where he had served as Managing Director since April 1997. Mr. Grenier originally joined Fidelity in 1991 as a senior analyst. Mr. Grenier served as a Director of High-Income Group Research and as Director of U.S. Equity Research from 1994 to March 1996. He later became Group Leader of the Income-Growth and Asset Allocation-Income Groups in 1996 and Assistant Equity Division Head in 1997.

MATTHEW N. KARSTETTER (38), Deputy Treasurer (1998), is Deputy Treasurer of the Fidelity funds and is an employee of FMR (1998). Before joining FMR, Mr. Karstetter served as Vice President of Investment Accounting and Treasurer of IDS Mutual Funds at American Express Financial Advisors (1996-1998). Prior to 1996, Mr. Karstetter was Vice President, Mutual Fund Services at State Street Bank & Trust (1991-1996).

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 24.

ROBERT A. LAWRENCE (47), is Vice President of Fidelity Strategic Income Fund (2000). Mr. Lawrence serves as Vice President of certain High Income Bond Funds (2000), Vice President of Fidelity Real Estate High Income Fund (1995) and Fidelity Real Estate High Income Fund II
(1996), Vice President of certain Equity Funds (1997), and Senior Vice President of FMR (1993).

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACT" SECTION ON PAGE 28.

On behalf of Strategic Income, FMR has entered into sub-advisory agreements with FMR U.K., FMR Far East, and FIIA. FIIA, in turn, has entered into a sub-advisory agreement with FIIA(U.K.)L and FIJ. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States and on behalf of the fund, FMR may grant the sub-advisers investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the fund.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACT" SECTION BEGINNING ON PAGE 28.

For providing non-discretionary investment advice and research services the sub-advisers are compensated as follows:

(small solid bullet) FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services.

(small solid bullet) FMR pays FIIA a fee equal to 30% of FMR's monthly management fee with respect to the average net assets held by the fund for which the sub-adviser has provided FMR with investment advice and research services.

(small solid bullet) FIIA pays FIIA(U.K.)L a fee equal to 110% of FIIA(U.K.)L's costs incurred in connection with providing investment advice and research services.

(small solid bullet) FIIA pays FIJ a fee equal to 105% of FIJ's costs incurred in connection with providing investment advice and research services.

(small solid bullet) FMR Far East pays FIJ a fee equal to 100% of FIJ's costs incurred in connection with providing investment advice and research services for a fund to FMR Far East.

For providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:

(small solid bullet) FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.

(small solid bullet) FMR pays FIIA a fee equal to 57% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.

(small solid bullet) FIIA pays FIIA(U.K.)L a fee equal to a percentage of the fund's monthly average net assets managed by FIIA(U.K.)L on a discretionary basis. The fee rate is based on the monthly average net assets managed by FIIA(U.K.)L on behalf of FIIA pursuant to sub-advisory arrangements less any assets managed by FIIA(U.K.)L on behalf of FIIA on which a reduction is applicable to the sub-advisory fee paid to FIIA(U.K.)L (Average Group Assets). The fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule below.

Average Group Assets        Annualized Fee Rate

 from $0 - $500 million      0.23%

 $500 million - $1 billion   0.20%

 over $1 billion             0.17%

FIIA(U.K.)L's fee will not exceed 50% of the fee that FIIA receives from FMR for services provided on behalf of the fund.

(small solid bullet) FIIA pays FIJ a fee equal to a percentage of the fund's monthly average net assets managed by FIJ on a discretionary basis. The fee rate is based on the monthly average net assets managed by FIJ on behalf of FIIA pursuant to sub-advisory arrangements less any assets managed by FIJ on behalf of FIIA on which a reduction is applicable to the sub-advisory fee paid to FIJ (Average Group Assets). The fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule below.

Average Group Assets          Annualized Fee Rate

 from $0 - $200 million        0.20%

 $200 million - $500 million   0.17%

 over $500 million             0.15%

FIJ's fee will not exceed 50% of the fee that FIIA receives from FMR for services provided on behalf of the fund.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACT" SECTION BEGINNING ON PAGE 28.

For discretionary investment management and execution of portfolio transactions, fees paid to FIIA and FIIA (U.K.)L for the past two fiscal years are shown in the table below.

Fiscal Year Ended December 31  FIIAA    FIIA(U.K.)LB

1999                           $ 9,813  $ 3,112

1998                           $ 0      $ 0

A Prior to August 1, 1999, FMR paid FIIA a fee equal to 50% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.

B Prior to July 1, 2000, FIIA paid FIIA(U.K.)L a fee equal to 110% of FIIA(U.K.)L's costs incurred in connection with providing discretionary investment management services.

SUPPLEMENT TO THE FIDELITY(registered trademark) STRATEGIC INCOME FUND

FEBRUARY 28, 2000
PROSPECTUS
The following information replaces similar information found under the heading "Principal Investment Risks" in the "Investment Details" section on page 8.

Many factors affect the fund's performance. The fund's yield and share price change daily based on changes in interest rates and market conditions and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because FMR may invest a significant percentage of the fund's assets in a single issuer, the fund's performance could be closely tied to the market value of that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares of the fund, they could be worth more or less than what you paid for them.

   The following information replaces similar information found in the "Fund Management" section on page 24.

   FMR pays FIMM, FMR U.K., FMR Far East and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

SUPPLEMENT TO
FIDELITY'S INTERNATIONAL BOND FUNDS

FEBRUARY 28, 2000

PROSPECTUS

   The following information replaces similar information found in the "Fund Management" section on page 25.

   FMR pays FMR U.K, FMR Far East and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.


SUPPLEMENT TO THE
FIDELITY INTERNATIONAL BOND FUND AND FIDELITY NEW MARKETS INCOME FUND

FEBRUARY 28, 2000

STATEMENT OF ADDITIONAL INFORMATION

   THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 27.

   J. MICHAEL COOK (57), Member of the Advisory Board (2000). Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP, Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as an Executive in Residence of the Columbia Business School and as a Director of Dow Chemical Company
(2000), HCA - The Healthcare Company (1999), and Children First
(1999). He is a member of the Executive Committee of the Securities Regulation Institute, a member of the Advisory Board of Boardroom Consultants, past chairman and a member of the Board of Catalyst (a leading organization for the advancement of women in business), and a Director of the STAR Foundation (Society to Advance the Retarded and Handicapped). He also serves as a member of the Board and Executive Committee and as Co-Chairman of the Audit and Finance Committee of the Center for Strategic & International Studies, a member of the Board of Overseers of the Columbia Business School, and a Member of the Advisory Board of the Graduate School of Business of the University of Florida.

   MARIE L. KNOWLES (53), Member of the Advisory Board (2000). Beginning in 1972, Ms. Knowles served in various positions with Atlantic Richfield Company (ARCO) (diversified energy) including Executive Vice President and Chief Financial Officer (1996-2000); Director (1996-1998); and Senior Vice President (1993-1996). In addition, Ms. Knowles served as President of ARCO Transportation Company (1993-1996). She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and America West Holdings Corporation (aviation and travel services, 1999). Ms. Knowles also serves as a member of the National Board of the Smithsonian Institution and she is a trustee of the Brookings Institution.

   THE FOLLOWING INFORMATION HAS BEEN REMOVED FROM THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 27.

   BART A. GRENIER (40), is Vice President of certain High Income Bond Funds (1997 through February 29, 2000). Mr. Grenier rejoined Fidelity in August 1997 from DDJ Capital Management, LLC, where he had served as Managing Director since April 1997. Mr. Grenier originally joined Fidelity in 1991 as a senior analyst. Mr. Grenier served as a Director of High-Income Group Research and as Director of U.S. Equity Research from 1994 to March 1996. He later became Group Leader of the Income-Growth and Asset Allocation-Income Groups in 1996 and Assistant Equity Division Head in 1997.

   MATTHEW N. KARSTETTER (38), Deputy Treasurer (1998), is Deputy Treasurer of the Fidelity funds and is an employee of FMR (1998). Before joining FMR, Mr. Karstetter served as Vice President of Investment Accounting and Treasurer of IDS Mutual Funds at American Express Financial Advisors (1996-1998). Prior to 1996, Mr. Karstetter was Vice President, Mutual Fund Services at State Street Bank & Trust (1991-1996).

   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 32.

   On behalf of International Bond and New Markets Income, FMR has entered into sub-advisory agreements with FMR U.K., FMR Far East, and FIIA. FIIA, in turn, has entered into a sub-advisory agreement with FIIA(U.K.)L and FIJ. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States and FMR may grant the sub-advisers investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the funds.

   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 32.

   For providing non-discretionary investment advice and research services the sub-advisers are compensated as follows:
   (small solid bullet) FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services.

   (small solid bullet) FMR pays FIIA a fee equal to 30% of FMR's monthly management fee with respect to the average net assets held by the fund for which the sub-adviser has provided FMR with investment advice and research services.

   (small solid bullet) FIIA pays FIIA(U.K.)L a fee equal to 110% of FIIA(U.K.)L's costs incurred in connection with providing investment advice and research services.

   (small solid bullet) FIIA pays FIJ a fee equal to 105% of FIJ's costs incurred in connection with providing investment advice and research services.

   (small solid bullet) FMR Far East pays FIJ a fee equal to 100% of FIJ's costs incurred in connection with providing investment advice and research services for a fund to FMR Far East.

   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 32.

   For providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:

   (small solid bullet) FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.

   (small solid bullet) FMR pays FIIA a fee equal to 57% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.

   (small solid bullet) FIIA pays FIIA(U.K.)L a fee equal to a percentage of the fund's monthly average net assets managed by FIIA(U.K.)L on a discretionary basis. The fee rate is based on the monthly average net assets managed by FIIA(U.K.)L on behalf of FIIA pursuant to sub-advisory arrangements less any assets managed by FIIA(U.K.)L on behalf of FIIA on which a reduction is applicable to the sub-advisory fee paid to FIIA(U.K.)L (Average Group Assets). The fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule below.

Average Group Assets        Annualized Fee Rate

 from $0 - $500 million      0.23%

 $500 million - $1 billion   0.20%

 over $1 billion             0.17%

   FIIA(U.K.)L's fee will not exceed 50% of the fee that FIIA receives from FMR for services provided on behalf of the fund.

   (small solid bullet) FIIA pays FIJ a fee equal to a percentage of the fund's monthly average net assets managed by FIJ on a discretionary basis. The fee rate is based on the monthly average net assets managed by FIJ on behalf of FIIA pursuant to sub-advisory arrangements less any assets managed by FIJ on behalf of FIIA on which a reduction is applicable to the sub-advisory fee paid to FIJ (Average Group Assets). The fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule below.

Average Group Assets          Annualized Fee Rate

 from $0 - $200 million        0.20%

 $200 million - $500 million   0.17%

 over $500 million             0.15%

   FIJ's fee will not exceed 50% of the fee that FIIA receives from FMR for services provided on behalf of the fund.

   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 33.

   For discretionary investment management and execution of portfolio transactions, fees paid to FMR U.K., FMR Far East, FIIA, FIIA(U.K.)L, and FIJ on behalf of International Bond for the past three fiscal years are shown in the table below.

Fiscal Year Ended December 31  FMR U.K.  FMR Far East  FIIA        FIIA(U.K.)L  FIJ

International Bond

1999                           $ 0       $ 0           $ 149,749A  $ 42,598B    $ 0

1998                           $ 0       $ 0           $ 121,889A  $ 75,948B    $ 0

1997                           $ 0       $ 0           $ 221,132A  $ 122,400B   $ 0


   A Prior to August 1, 1999, FMR paid FIIA a fee equal to 50% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.

   B Prior to July 1, 2000, FIIA paid FIIA(U.K.)L a fee equal to 110% of FIIA(U.K.)L's costs incurred in connection with providing discretionary investment management services.

   THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND UNDER THE HEADING "SUB-ADVISERS" IN THE "MANAGEMENT CONTRACTS" SECTION
BEGINNING ON PAGE 32.

   Under the terms of the sub-advisory agreement for New Markets Income, FMR will pay FMRC fees equal to 50% of the management fee payable to FMR under its management contract with the fund. Under the terms of the sub-advisory agreement for International Bond, FMR will pay FMRC fees equal to 50% of the management fee payable to FMR with respect to that portion of the fund's assets that will be managed by FMRC. The fees paid to FMRC will not be reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.

   THE FOLLOWING INFORMATION HAS BEEN REMOVED FROM THE "DISTRIBUTION SERVICES" SECTION BEGINNING ON PAGE 33.

   Under the terms of the sub-advisory agreement for New Markets Income, FMR will pay FMRC fees equal to 50% of the management fee payable to FMR under its management contract with the fund. Under the terms of the sub-advisory agreement for International Bond, FMR will pay FMRC fees equal to 50% of the management payable to FMR with respect to that portion of the fund's assets that will be managed by FMRC. The fees paid to FMRC will not be reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time.